Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.85%
Communication services: 8.63%
Interactive media & services: 8.63%
Alphabet, Inc. Class C	509,949	$97,114,687
Meta Platforms, Inc. Class A	119,678	70,072,666
		167,187,353
Consumer discretionary: 10.98%
Broadline retail: 6.01%
Amazon.com, Inc.†	530,157	116,311,144
Hotels, restaurants & leisure: 1.53%
Starbucks Corp.	325,875	29,736,094
Specialty retail: 3.44%
Burlington Stores, Inc.†	100,685	28,701,266
Home Depot, Inc.	97,310	37,852,617
		66,553,883
Consumer staples: 3.63%
Consumer staples distribution & retail: 2.33%
Dollar General Corp.	230,870	17,504,563
Sysco Corp.	359,476	27,485,535
		44,990,098
Household products: 1.30%
Church & Dwight Co., Inc.	240,731	25,206,943
Financials: 10.12%
Capital markets: 5.25%
Charles Schwab Corp.	487,235	36,060,263
Intercontinental Exchange, Inc.	232,013	34,572,257
S&P Global, Inc.	62,166	30,960,533
		101,593,053
Financial services: 3.70%
Mastercard, Inc. Class A	136,030	71,629,317
Insurance: 1.17%
Marsh & McLennan Cos., Inc.	106,773	22,679,653
Health care: 8.82%
Health care equipment & supplies: 2.82%
Align Technology, Inc.†	81,295	16,950,820
LivaNova PLC†	428,757	19,855,737
Medtronic PLC	221,462	17,690,385
		54,496,942
Health care providers & services: 1.94%
UnitedHealth Group, Inc.	74,416	37,644,078
See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Life sciences tools & services: 4.06%
Agilent Technologies, Inc.	190,356	$25,572,425
Bio-Rad Laboratories, Inc. Class A†	72,803	23,916,513
Thermo Fisher Scientific, Inc.	56,029	29,147,967
		78,636,905
Industrials: 15.94%
Aerospace & defense: 3.50%
HEICO Corp. Class A	170,152	31,661,884
Melrose Industries PLC	5,222,203	36,205,643
		67,867,527
Building products: 2.83%
AZEK Co., Inc. Class A†	428,246	20,328,837
Carlisle Cos., Inc.	93,276	34,403,920
		54,732,757
Commercial services & supplies: 1.46%
Republic Services, Inc. Class A	140,906	28,347,469
Electrical equipment: 2.69%
Atkore, Inc.	149,437	12,470,518
Regal Rexnord Corp.	254,930	39,547,291
		52,017,809
Machinery: 0.74%
Ingersoll Rand, Inc.	158,280	14,318,009
Professional services: 3.06%
Dun & Bradstreet Holdings, Inc.	2,194,652	27,345,364
TransUnion	226,969	21,042,296
WNS Holdings Ltd.†	230,931	10,943,820
		59,331,480
Trading companies & distributors: 1.66%
Air Lease Corp. Class A	665,607	32,088,913
Information technology: 26.99%
Electronic equipment, instruments & components: 3.63%
Amphenol Corp. Class A	397,683	27,619,084
Teledyne Technologies, Inc.†	92,046	42,721,310
		70,340,394
Semiconductors & semiconductor equipment: 6.19%
Marvell Technology, Inc.	602,903	66,590,637
Texas Instruments, Inc.	284,512	53,348,845
		119,939,482
Software: 11.61%
Dynatrace, Inc.†	480,183	26,097,946
Palo Alto Networks, Inc.†	103,858	18,898,002
See accompanying notes to portfolio of investments
2 | Allspring Opportunity Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Software(continued)
QXO, Inc.†	1,522,510	$24,207,909
Salesforce, Inc.	282,361	94,401,753
ServiceNow, Inc.†	23,161	24,553,439
Workday, Inc. Class A†	141,761	36,578,591
		224,737,640
Technology hardware, storage & peripherals: 5.56%
Apple, Inc.	429,667	107,597,210
Materials: 5.56%
Chemicals: 4.17%
Ashland, Inc.	335,322	23,962,110
Olin Corp.	579,170	19,575,946
Sherwin-Williams Co.	65,942	22,415,664
Westlake Corp.	128,513	14,734,016
		80,687,736
Containers & packaging: 1.39%
International Paper Co.	499,692	26,893,423
Real estate: 8.18%
Industrial REITs : 1.48%
Prologis, Inc.	269,962	28,534,983
Real estate management & development: 1.47%
CoStar Group, Inc.†	397,994	28,492,391
Residential REITs : 2.53%
Mid-America Apartment Communities, Inc.	125,049	19,328,824
Sun Communities, Inc.	241,460	29,692,336
		49,021,160
Specialized REITs : 2.70%
American Tower Corp.	166,012	30,448,261
Equinix, Inc.	23,171	21,847,704
		52,295,965
Total common stocks (Cost $1,024,185,875)		1,913,909,811

		Yield
Short-term investments: 1.21%
Investment companies: 1.21%
Allspring Government Money Market Fund Select Class♠∞		4.42%	23,478,515	23,478,515
Total short-term investments (Cost $23,478,515)				23,478,515
Total investments in securities (Cost $1,047,664,390)	100.06%			1,937,388,326
Other assets and liabilities, net	(0.06)			(1,076,734)
Total net assets	100.00%			$1,936,311,592

See accompanying notes to portfolio of investments
Allspring Opportunity Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$36,958,073	$45,990,701	$(59,470,259)	$0	$0	$23,478,515	23,478,515	$303,309
See accompanying notes to portfolio of investments
4 | Allspring Opportunity Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2024, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Opportunity Fund | 5

Notes to portfolio of investments—December 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$167,187,353	$0	$0	$167,187,353
Consumer discretionary	212,601,121	0	0	212,601,121
Consumer staples	70,197,041	0	0	70,197,041
Financials	195,902,023	0	0	195,902,023
Health care	170,777,925	0	0	170,777,925
Industrials	308,703,964	0	0	308,703,964
Information technology	522,614,726	0	0	522,614,726
Materials	107,581,159	0	0	107,581,159
Real estate	158,344,499	0	0	158,344,499
Short-term investments
Investment companies	23,478,515	0	0	23,478,515
Total assets	$1,937,388,326	$0	$0	$1,937,388,326
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Opportunity Fund